UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2016

Date of reporting period:	9/30/2016

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2016, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Shares		Value (Note 1)

	COMMON STOCKS—97.5%

	Austria—1.4%
95,707	Erste Group Bank AG*	$2,834,564

	Belgium—2.4%
36,561	Anheuser-Busch InBev NV	4,788,853

	Brazil—0.3%
48,700	Ambev SA	296,799
48,721	Ambev SA, ADR	296,711
		593,510
	Canada—0.4%
48,952	Barrick Gold Corp.	867,430

	China—3.1%
60,110	Alibaba Group Holding, Ltd., SP ADR*	6,359,037

	Colombia—3.1%
70,278	Bancolombia SA, SP ADR	2,743,653
399,488	Cementos Argos SA	1,590,553
81,672	Grupo Argos SA/Colombia	527,419
48,978	Grupo Aval Acciones y Valores SA	432,476
78,251	Grupo de Inversiones Suramericana SA	1,020,966
		6,315,067
	Denmark—2.8%
136,146	Novo Nordisk A/S	5,657,087

	France—17.0%
144,246	AXA SA	3,069,012
42,017	Cie Generale d’Optique Essilor International SA	5,418,534
36,927	Cie Generale des Etablissements Michelin	4,084,310
723	Hermes International	294,213
39,686	JCDecaux SA†	1,283,048
21,170	L’Oreal SA	3,997,638
36,415	Pernod-Ricard SA	4,309,528
51,655	Schneider Electric SA	3,601,131
1,007	Unibail-Rodamco SE, REIT	271,491
17,047	Unibail-Rodamco SE, REIT - (Netherlands)	4,595,937
177,849	Vivendi SA	3,586,169
		34,511,011
	Germany—8.4%
20,728	Allianz SE, Registered	3,075,920
31,336	Bayer AG	3,148,050
39,928	Fresenius SE & Co. KGaA	3,185,018
22,863	Linde AG	3,885,859
40,463	SAP AG	3,678,145
		16,972,992
	Japan—8.7%
49,100	Dentsu, Inc.	2,474,247
18,300	FANUC Corp.	3,069,701
51,300	Hoya Corp.	2,042,793

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
76,905	Japan Tobacco, Inc.	$3,123,827
9,400	SMC Corp.	2,678,033
112,100	Tokio Marine Holdings, Inc.	4,238,365
		17,626,966
	Jersey—3.0%
95,648	Shire Plc	6,196,225

	Macau—0.1%
58,400	MGM China Holdings, Ltd.	101,344

	Malaysia—0.1%
74,600	Genting Bhd	143,049

	Netherlands—3.8%
29,167	ASML Holding NV	3,200,787
51,112	Heineken NV	4,496,296
		7,697,083
	Spain—1.4%
478,353	Banco Bilbao Vizcaya Argentaria SA	2,892,058

	Sweden—3.7%
151,248	Atlas Copco AB	4,553,942
79,829	Investor AB	2,919,098
		7,473,040
	Switzerland—13.1%
50,014	Cie Financiere Richemont SA, Registered†	3,047,688
45,068	Holcim, Ltd., Registered*	2,435,481
60,275	Nestle SA, Registered	4,749,409
68,040	Novartis AG, Registered	5,350,753
24,667	Roche Holding AG	6,119,143
5,488	Swatch Group AG (The)	1,551,779
238,255	UBS Group AG	3,244,584
		26,498,837
	United Kingdom—13.1%
130,735	British Land Co. Plc (The), REIT	1,071,784
149,627	Diageo Plc	4,287,020
67,801	Great Portland Estates Plc, REIT	556,282
246,655	Indivior Plc	979,886
84,212	Land Securities Group Plc, REIT	1,154,821
3,089	Liberty Global Plc LiLAC, Class A*	85,226
3,654	Liberty Global Plc LiLAC, Class C*	102,495
32,613	Liberty Global Plc, Class A*	1,114,712
29,293	Liberty Global Plc, Series C*	967,841
4,701,694	Lloyds Banking Group Plc	3,324,330
39,963	Reckitt Benckiser Group Plc	3,763,126
441,831	Rolls-Royce Holdings Plc*	4,123,289
485,403	Standard Chartered Plc*	3,952,980

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
48,335	Weir Group Plc (The)	$1,065,039
		26,548,831
	United States—11.6%
117,718	Freeport-McMoRan Copper & Gold, Inc.†	1,278,418
192,809	Las Vegas Sands Corp.†	11,094,230
72,896	Schlumberger, Ltd.	5,732,541
55,939	Wynn Resorts, Ltd.	5,449,577
		23,554,766
	TOTAL COMMON STOCKS (Cost $186,194,436)	197,631,750

		Expiration Date

	WARRANT—0.1%
	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)*
	(Cost $101,264)	12/18/2018	72,756

	PREFERRED STOCK—0.1%

	Colombia—0.1%
16,551	Grupo de Inversiones Suramericana SA , 1.80%,
	(Cost $221,506)		214,109

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—8.6%

$4,668,173	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/03/2016	4,668,173

Shares

12,671,359	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.355%	12,671,359

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,339,532)		17,339,532

	TOTAL INVESTMENTS AT MARKET VALUE—106.2%
	(Cost $203,856,738)		215,258,147
	Liabilities in Excess of Other Assets—(6.2)%		(12,596,213)
	NET ASSETS—100.0%		$202,661,934

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                 Non-income producing security

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2016, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets

Pharmaceuticals	10.5%
Beverages	9.1%
Hotels, Restaurants & Leisure	8.3%
Commercial Banks	7.8%
Machinery	5.6%
Insurance	5.1%
Media	4.7%
Equity Real Estate Investment Trusts (REITs)	3.8%
Health Care Equipment and Supplies	3.7%
Biotechnology	3.1%
Internet Software and Services	3.1%
Energy Equipment and Services	2.8%
Textiles, Apparel and Luxury Goods	2.4%
Diversified Financial Services	2.3%
Food Products	2.3%
Construction Materials	2.2%
Aerospace & Defense	2.0%
Auto Components	2.0%
Personal Products	2.0%
Chemicals	1.9%
Household Products	1.9%
Electrical Equipment	1.8%
Software	1.8%
Capital Markets	1.6%
Health Care Providers and Services	1.6%
Semiconductors and Semiconductor Equipment	1.6%
Tobacco	1.5%
Metals and Mining	1.1%
Short-Term Investments	8.6%
Total	106.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Shares		Value (Note 1)

	COMMON STOCKS—99.5%

	Beverages—4.0%
46,300	Monster Beverage Corp.*	$6,797,303

	Biotechnology—11.9%
35,450	Alexion Pharmaceuticals, Inc.*	4,344,043
54,880	Celgene Corp.*	5,736,606
7,300	Regeneron Pharmaceuticals, Inc.*	2,934,746
37,000	Shire Plc, ADR	7,172,820
		20,188,215
	Capital Markets—6.8%
29,400	Affiliated Managers Group, Inc.*	4,254,180
111,100	Charles Schwab Corp. (The)	3,507,427
119,900	Invesco, Ltd.	3,749,273
		11,510,880
	Hotels, Restaurants & Leisure—6.4%
71,200	Royal Caribbean Cruises, Ltd.†	5,336,440
100,000	Starbucks Corp.	5,414,000
		10,750,440
	Household Durables—2.7%
85,200	Newell Rubbermaid, Inc.	4,486,632

	Internet and Catalog Retail—4.4%
5,010	Priceline.com, Inc.*	7,372,165

	Internet Software and Services—25.8%
90,400	Alibaba Group Holding, Ltd., SP ADR*	9,563,416
10,800	Alphabet, Inc., Class A*	8,683,848
3,825	Alphabet, Inc., Class C*	2,973,134
89,800	Facebook, Inc., Class A*	11,518,646
390,700	Tencent Holdings, Ltd., ADR	10,890,763
		43,629,807
	IT Services—9.2%
41,600	Automatic Data Processing, Inc.	3,669,120
25,200	FleetCor Technologies, Inc.*	4,377,996
90,900	Visa, Inc., Class A	7,517,430
		15,564,546
	Media—2.8%
1,116,900	Sirius XM Holdings, Inc.†, *	4,657,473
	Multiline Retail—3.6%
36,600	Dollar General Corp.	2,561,634
44,700	Dollar Tree, Inc.†, *	3,528,171
		6,089,805
	Pharmaceuticals—8.5%
34,400	Allergan Plc*	7,922,664

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Pharmaceuticals (Continued)
125,600	Zoetis, Inc.			$6,532,456
				14,455,120
	Professional Services—2.0%
62,300	Nielsen Holdings Plc			3,337,411

	Semiconductors and Semiconductor Equipment—3.0%
50,500	NXP Semiconductors NV*			5,151,505

	Software—8.4%
74,700	Adobe Systems, Inc.*			8,107,938
70,800	Electronic Arts, Inc.*			6,046,320
				14,154,258
	TOTAL COMMON STOCKS (Cost $140,847,205)			168,145,560

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—5.9%

$990,667	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/03/2016	990,667

Shares

9,071,260	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.355%		9,071,260

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,061,927)			10,061,927

	TOTAL INVESTMENTS AT MARKET VALUE—105.4% (Cost $150,909,132)			178,207,487
	Liabilities in Excess of Other Assets—(5.4)%			(9,190,127)
	NET ASSETS—100.0%			$169,017,360

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*            Non-income producing security

†            Denotes all or a portion of security on loan (Note 1)

††     Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2016, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets

Information Technology	46.4%
Health Care	20.4%
Consumer Discretionary	19.9%
Financials	6.8%
Consumer Staples	4.0%
Industrials	2.0%
Short-Term Investments	5.9%

Total	105.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Shares		Value (Note 1)

	COMMON STOCKS—94.8%

	Aerospace & Defense—0.2%
7,817	Astronics Corp.*	$352,156

	Airlines—7.1%
29,459	American Airlines Group, Inc.	1,078,494
184,614	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	3,210,437
13,846	Hawaiian Holdings, Inc.*	672,916
78,128	JetBlue Airways Corp.*	1,346,927
138,311	United Continental Holdings, Inc.*	7,257,178
		13,565,952
	Auto Components—0.8%
34,856	Dana Holding Corp.	543,405
47,506	Modine Manufacturing Co.*	563,421
6,316	Tenneco, Inc.*	368,034
		1,474,860
	Biotechnology—0.9%
1,715	Alkermes Plc*	80,657
78,034	Celldex Therapeutics, Inc.†, *	315,257
53,621	Myriad Genetics, Inc.†, *	1,103,520
36,590	Sangamo BioSciences, Inc.†, *	169,412
		1,668,846
	Building Products—1.8%
18,872	Armstrong World Industries, Inc.†, *	779,791
36,999	Caesarstone Sdot-Yam, Ltd.*	1,395,232
21,580	Trex Co., Inc.*	1,267,178
		3,442,201
	Capital Markets—2.3%
29,815	Artisan Partners Asset Management, Inc.	810,968
30,593	E*TRADE Financial Corp.*	890,868
34,531	Greenhill & Co., Inc.†	813,896
16,749	LPL Financial Holdings, Inc.†	500,963
23,340	Raymond James Financial, Inc.	1,358,621
		4,375,316
	Chemicals—3.9%
16,479	Albemarle Corp.	1,408,790
34,207	FMC Corp.	1,653,566
11,630	Innophos Holdings, Inc.	453,919
80,311	Kraton Performance Polymers, Inc.*	2,814,097
113,811	Tronox, Ltd., Class A†	1,066,409
		7,396,781
	Commercial Banks—2.8%
49,845	PacWest Bancorp	2,138,849
47,290	Popular, Inc.	1,807,424
4,871	Signature Bank/New York NY*	576,970

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Banks (Continued)
20,509	Webster Financial Corp.†	$779,547
		5,302,790
	Commercial Services & Supplies—0.7%
38,253	Interface, Inc.	638,443
16,838	KAR Auction Services, Inc.	726,728
		1,365,171
	Construction and Engineering—2.8%
13,220	Granite Construction, Inc.	657,563
108,416	MasTec, Inc.*	3,224,292
27,305	Primoris Services Corp.†	562,483
45,418	Tutor Perini Corp.*	975,124
		5,419,462
	Construction Materials—1.7%
28,010	Eagle Materials, Inc.†	2,165,173
6,316	Martin Marietta Materials, Inc.	1,131,259
		3,296,432
	Consumer Finance—0.7%
56,607	Green Dot Corp., Class A*	1,305,357

	Containers and Packaging—1.7%
74,998	Berry Plastics Group, Inc.*	3,288,662

	Diversified Consumer Services—0.6%
162,532	Career Education Corp.*	1,103,592

	Diversified Financial Services—0.6%
63,972	Leucadia National Corp.	1,218,027

	Diversified Telecommunication Services—1.5%
77,962	Cogent Communications Group, Inc.†	2,869,781

	Electrical Equipment—1.5%
18,964	Encore Wire Corp.†	697,306
51,212	Generac Holdings, Inc.†, *	1,858,996
37,226	LSI Industries, Inc.	418,048
		2,974,350
	Electronic Equipment, Instruments & Components—8.6%
39,856	Belden, Inc.	2,749,666
95,032	Control4 Corp.*	1,166,993
66,720	DTS, Inc.	2,838,269
136,785	Flextronics International, Ltd.*	1,863,012
43,949	Itron, Inc.*	2,450,596
81,837	Jabil Circuit, Inc.	1,785,683
29,416	Rogers Corp.*	1,796,729
28,204	Universal Display Corp.†, *	1,565,604

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
16,203	Verifone Systems, Inc.*	$255,035
		16,471,587
	Energy Equipment and Services—0.3%
10,016	Dril-Quip, Inc.*	558,292

	Food Products—0.4%
26,637	Amplify Snack Brands, Inc.†, *	431,519
29,111	Darling Ingredients, Inc.*	393,290
		824,809
	Health Care Equipment and Supplies—7.8%
60,767	Cardiovascular Systems, Inc.†, *	1,442,609
25,444	ConforMIS, Inc.†, *	252,405
18,024	Cooper Cos., Inc. (The)†	3,230,982
31,031	Dexcom, Inc.†, *	2,720,177
20,713	Edwards Lifesciences Corp.*	2,497,159
82,761	Insulet Corp.†, *	3,388,235
11,842	STERIS Plc	865,650
80,224	Tandem Diabetes Care, Inc.†, *	614,516
		15,011,733
	Household Durables—1.2%
17,025	Harman International Industries, Inc.	1,437,761
12,499	Universal Electronics, Inc.*	930,676
		2,368,437
	Insurance—1.5%
9,063	Everest Re Group, Ltd.	1,721,698
19,991	W. R. Berkley Corp.	1,154,680
		2,876,378
	Internet Software and Services—3.2%
42,012	2u, Inc.*	1,608,639
12,934	Akamai Technologies, Inc.*	685,373
168,492	Brightcove, Inc.*	2,198,820
112,693	Gogo, Inc.†, *	1,244,131
22,162	Web.com Group, Inc.*	382,738
		6,119,701
	IT Services—0.6%
15,378	Global Payments, Inc.	1,180,415

	Life Sciences Tools and Services—1.4%
11,049	Illumina, Inc.*	2,007,162
26,087	QIAGEN NV†, *	715,827
		2,722,989
	Machinery—0.9%
99,135	Meritor, Inc.*	1,103,372

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Machinery (Continued)
6,307	WABCO Holdings, Inc.*	$716,034
		1,819,406
	Marine—0.6%
17,245	Kirby Corp.†, *	1,071,949

	Media—2.3%
269,386	Global Eagle Entertainment, Inc.†, *	2,238,598
39,589	Imax Corp.†, *	1,146,893
48,448	Lions Gate Entertainment Corp.	968,475
		4,353,966
	Metals and Mining—5.5%
34,820	Agnico-Eagle Mines, Ltd.	1,886,547
190,282	Allegheny Technologies, Inc.†	3,438,396
5,760	Carpenter Technology Corp.†	237,658
189,734	Coeur Mining, Inc.*	2,244,553
265,265	Ferroglobe Plc†	2,395,343
16,659	Steel Dynamics, Inc.	416,308
		10,618,805
	Oil, Gas and Consumable Fuels—1.3%
61,238	Carrizo Oil & Gas, Inc.†, *	2,487,488

	Paper and Forest Products—2.2%
35,771	Boise Cascade Co.*	908,584
14,891	Clearwater Paper Corp.*	963,001
122,751	Louisiana-Pacific Corp.*	2,311,401
		4,182,986
	Road and Rail—0.5%
45,740	Swift Transportation Co.†, *	982,038

	Semiconductors and Semiconductor Equipment—12.6%
9,123	Cavium, Inc.†, *	530,959
48,216	Cree, Inc.†, *	1,240,115
147,548	Cypress Semiconductor Corp.†	1,794,184
55,092	Integrated Device Technology, Inc.*	1,272,625
35,699	Maxim Integrated Products, Inc.	1,425,461
33,380	Monolithic Power Systems, Inc.†	2,687,090
85,951	ON Semiconductor Corp.*	1,058,916
57,435	Qorvo, Inc.†, *	3,201,427
292,420	QuickLogic Corp.*	222,239
21,421	Semtech Corp.*	594,004
10,436	Silicon Laboratories, Inc.*	613,637
33,427	Skyworks Solutions, Inc.†	2,545,132
13,480	Synaptics, Inc.†, *	789,658
61,011	Tessera Technologies, Inc.	2,345,263
91,273	Ultratech, Inc.*	2,106,581
90,276	Veeco Instruments, Inc.*	1,772,118
		24,199,409
	Software—8.5%
1,925	CDK Global, Inc.	110,418

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Software (Continued)
32,374	Electronic Arts, Inc.*	$2,764,740
18,461	Ellie Mae, Inc.*	1,943,943
42,015	FleetMatics Group Plc*	2,520,060
41,742	Fortinet, Inc.*	1,541,532
5,710	Mobileye NV†, *	243,075
59,794	Nuance Communications, Inc.*	867,013
100,099	Seachange International, Inc.*	299,296
62,858	Silver Spring Networks, Inc.*	891,326
268,256	TiVo Corp.*	5,225,627
		16,407,030
	Specialty Retail—1.0%
56,088	MarineMax, Inc.*	1,175,044
44,909	Tailored Brands, Inc.	705,071
		1,880,115
	Trading Companies and Distributors—2.8%
31,463	Beacon Roofing Supply, Inc.*	1,323,648
73,142	BMC Stock Holdings, Inc.*	1,296,808
53,578	MRC Global, Inc.*	880,287
12,940	Watsco, Inc.	1,823,246
		5,323,989
	TOTAL COMMON STOCKS (Cost $115,482,819)	181,881,258

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—22.3%

$9,412,147	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/03/2016	9,412,147

Shares
33,356,907	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.355%	33,356,908

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,769,054)		42,769,055

	TOTAL INVESTMENTS AT MARKET VALUE—117.1%
	(Cost $158,251,874)		224,650,313
	Liabilities in Excess of Other Assets—(17.1)%		(32,752,235)
	NET ASSETS—100.0%		$191,898,078

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*                 Non-income producing security

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2016, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets

Information Technology	33.5%
Industrials	18.9%
Materials	15.0%
Health Care	10.1%
Financials	7.9%
Consumer Discretionary	5.9%
Energy	1.6%
Telecommunication Services	1.5%
Consumer Staples	0.4%
Short-Term Investments	22.3%
Total	117.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Shares		Value (Note 1)

	COMMON STOCKS—99.2%

	Aerospace & Defense—3.4%
4,492	General Dynamics Corp.	$696,979
3,658	Huntington Ingalls Industries, Inc.	561,210
4,475	Northrop Grumman Corp.	957,426
18,400	Spirit AeroSystems Holdings, Inc., Class A†, *	819,536
		3,035,151
	Air Freight and Logistics—0.8%
3,956	FedEx Corp.	691,034

	Airlines—3.5%
13,218	Delta Air Lines, Inc.	520,260
15,851	Hawaiian Holdings, Inc.†, *	770,358
19,703	Southwest Airlines Co.	766,250
19,946	United Continental Holdings, Inc.*	1,046,567
		3,103,435
	Auto Components—2.5%
5,407	Cooper Tire & Rubber Co.†	205,574
10,178	Dana Holding Corp.	158,675
28,055	Goodyear Tire & Rubber Co. (The)	906,176
7,585	Lear Corp.	919,454
		2,189,879
	Automobiles—0.6%
17,122	General Motors Co.	543,966

	Beverages—1.9%
6,282	Dr Pepper Snapple Group, Inc.	573,610
10,460	PepsiCo, Inc.	1,137,734
		1,711,344
	Biotechnology—3.4%
5,935	Amgen, Inc.	990,017
12,537	Gilead Sciences, Inc.	991,928
8,472	United Therapeutics Corp.†, *	1,000,374
		2,982,319
	Building Products—1.0%
16,261	Owens Corning	868,175

	Chemicals—2.2%
6,424	Celanese Corp., Series A	427,581
13,325	LyondellBasell Industries NV, Class A	1,074,795
8,146	Trinseo SA	460,738
		1,963,114
	Commercial Banks—11.6%
152,045	Bank of America Corp.	2,379,504
4,245	Bank of Montreal	278,345
45,279	Citigroup, Inc.	2,138,527
29,855	Citizens Financial Group, Inc.	737,717
45,841	JPMorgan Chase & Co.	3,052,552

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Banks (Continued)
49,100	Regions Financial Corp.	$484,617
27,395	SunTrust Banks, Inc.	1,199,901
		10,271,163
	Commercial Services & Supplies—0.1%
3,791	RR Donnelley & Sons Co.*	59,595

	Construction and Engineering—0.9%
27,682	Quanta Services, Inc.*	774,819

	Consumer Finance—1.2%
56,521	Ally Financial, Inc.	1,100,464

	Diversified Financial Services—1.1%
34,920	Voya Financial, Inc.	1,006,394

	Diversified Telecommunication Services—4.0%
40,971	AT&T, Inc.	1,663,833
35,885	Verizon Communications, Inc.	1,865,302
		3,529,135
	Electric Utilities—4.3%
14,610	American Electric Power Co., Inc.	938,108
16,263	Edison International	1,175,002
13,690	Entergy Corp.	1,050,434
4,408	Exelon Corp.	146,742
8,889	PG&E Corp.	543,740
		3,854,026
	Electronic Equipment, Instruments & Components—0.2%
11,548	Flextronics International, Ltd.*	157,284

	Energy Equipment and Services—5.0%
8,018	Diamond Offshore Drilling, Inc.†	141,197
4,506	Dril-Quip, Inc.†, *	251,165
93,371	Ensco Plc, Class A	793,654
3,258	Helmerich & Payne, Inc.	219,263
47,943	Nabors Industries, Ltd.	582,987
14,213	Noble Corp. Plc†	90,110
29,512	Oceaneering International, Inc.†	811,875
33,903	Patterson-UTI Energy, Inc.†	758,410
49,195	Rowan Cos. Plc†	745,796
		4,394,457
	Food and Staples Retailing—1.6%
17,785	SYSCO Corp.	871,643
7,826	Wal-Mart Stores, Inc.	564,411
		1,436,054
	Food Products—3.1%
27,988	Dean Foods Co.†	459,003
4,780	Ingredion, Inc.	636,027
6,335	Sanderson Farms, Inc.†	610,250

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Food Products (Continued)
13,358	Tyson Foods, Inc., Class A	$997,442
		2,702,722
	Health Care Providers and Services—0.5%
4,918	Quest Diagnostics, Inc.	416,210

	Independent Power Producers and Energy Traders—1.0%
56,788	AES Corp./VA	729,726
10,641	NRG Energy, Inc.	119,285
		849,011
	Insurance—9.3%
7,275	AFLAC, Inc.	522,854
17,358	Allstate Corp. (The)	1,200,826
26,741	American International Group, Inc.	1,586,811
766	Assurant, Inc.	70,664
9,488	Assured Guaranty, Ltd.	263,292
5,018	Axis Capital Holdings, Ltd.	272,628
2,950	Everest Re Group, Ltd.	560,411
71,568	Genworth Financial, Inc., Class A†, *	354,977
5,644	Hartford Financial Services Group, Inc. (The)	241,676
12,526	Lincoln National Corp.	588,471
6,984	Prudential Financial, Inc.	570,244
1,049	Reinsurance Group of America, Inc.	113,229
10,794	Travelers Cos., Inc. (The)	1,236,453
19,863	Unum Group	701,363
		8,283,899
	Internet Software and Services—2.3%
32,204	eBay, Inc.*	1,059,511
12,240	VeriSign, Inc.†, *	957,658
		2,017,169
	IT Services—0.2%
18,377	Xerox Corp.	186,159

	Metals and Mining—0.7%
7,836	Reliance Steel & Aluminum Co.	564,427
1,137	Steel Dynamics, Inc.	28,414
		592,841
	Multi-Utilities—0.8%
16,392	Public Service Enterprise Group, Inc.	686,333

	Multiline Retail—0.3%
4,801	Big Lots, Inc.†	229,248

	Oil, Gas and Consumable Fuels—8.0%
31,291	Canadian Natural Resources, Ltd.	1,002,564
9,285	Chevron Corp.	955,612
31,434	Exxon Mobil Corp.	2,743,559
6,770	Murphy Oil Corp.†	205,808
13,548	Tesoro Corp.	1,077,879

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
21,669	Valero Energy Corp.	$1,148,457
		7,133,879
	Paper and Forest Products—0.2%
5,846	Domtar Corp.	217,062

	Personal Products—0.5%
6,807	Nu Skin Enterprises, Inc., Class A	440,958

	Pharmaceuticals—8.1%
27,491	Johnson & Johnson	3,247,512
22,567	Merck & Co., Inc.	1,408,406
75,403	Pfizer, Inc.	2,553,900
		7,209,818
	Equity Real Estate Investment Trusts (REITs)—4.3%
9,368	American Campus Communities, Inc., REIT	476,550
5,819	Apartment Investment & Management Co., REIT, Class A	267,150
22,710	CBL & Associates Properties, Inc., REIT†	275,699
4,788	CyrusOne, Inc., REIT†	227,765
6,966	DuPont Fabros Technology, Inc., REIT†	287,348
38,521	Host Hotels & Resorts, Inc., REIT†	599,772
9,698	Hudson Pacific Properties, Inc., REIT†	318,773
12,322	Mack-Cali Realty Corp., REIT	335,405
17,482	Omega Healthcare Investors, Inc., REIT†	619,737
12,928	Senior Housing Properties Trust, REIT	293,595
1,338	Taubman Centers, Inc., REIT	99,561
		3,801,355
	Semiconductors and Semiconductor Equipment—2.4%
50,838	Intel Corp.	1,919,134
9,353	Teradyne, Inc.	201,838
		2,120,972
	Software—5.2%
6,150	Aspen Technology, Inc.†, *	287,759
11,789	CA, Inc.	389,980
10,205	Citrix Systems, Inc.*	869,670
5,162	Intuit, Inc.	567,872
17,795	Microsoft Corp.	1,024,992
46,050	Symantec Corp.	1,155,855
7,327	Take-Two Interactive Software, Inc.†, *	330,301
		4,626,429
	Specialty Retail—0.4%
6,751	Bed Bath & Beyond, Inc.†	291,036

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Specialty Retail (Continued)
2,269	Best Buy Co., Inc.	$86,630
		377,666
	Textiles, Apparel and Luxury Goods—1.0%
19,593	Michael Kors Holdings, Ltd.†, *	916,757

	Tobacco—1.6%
14,361	Philip Morris International, Inc.	1,396,176

	TOTAL COMMON STOCKS (Cost $82,922,421)	87,876,472

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—11.5%

$913,520	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/03/2016	913,520

Shares

9,304,976	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.355%	9,304,976

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,218,496)		10,218,496

	TOTAL INVESTMENTS AT MARKET VALUE—110.7%
	(Cost $93,140,917)		98,094,968
	Liabilities in Excess of Other Assets—(10.7)%		(9,457,915)
	NET ASSETS—100.0%		$88,637,053

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                 Non-income producing security

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2016, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets

Financials	27.5%
Energy	13.0%
Health Care	12.0%
Information Technology	10.3%
Industrials	9.7%
Consumer Staples	8.7%
Utilities	6.1%
Consumer Discretionary	4.8%
Telecommunication Services	4.0%
Materials	3.1%
Short-Term Investments	11.5%
Total	110.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2016, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Corporation’s Board of Directors if those prices are deemed by the Fund’s sub-adviser to be representative of market values at the close of business of the New York Stock Exchange. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2016, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2016.

Security Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of September 30, 2016, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$12,400,950	$12,671,359
M Large Cap Growth Fund	8,948,189	9,071,260
M Capital Appreciation Fund	32,992,430	33,356,908
M Large Cap Value Fund	9,154,214	9,304,976

2.              Tax Information

As of September 30, 2016, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$193,838,734	$23,262,832	$(14,514,778)	$8,748,054
M Large Cap Growth Fund	142,002,247	34,610,146	(7,476,165)	27,133,981
M Capital Appreciation Fund	125,197,726	72,543,130	(6,447,451)	66,095,679
M Large Cap Value Fund	84,097,175	7,599,631	(2,906,814)	4,692,817

The Funds did not have any unrecognized tax benefits as of September 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2013 through December 2015. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	November 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	November 14, 2016

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	November 14, 2016